Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	LITMAN GREGORY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001020425
Document Creation Date	dei_DocumentCreationDate	Oct. 14, 2014
Document Effective Date	dei_DocumentEffectiveDate	Oct. 14, 2014
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014